Liquidity and Going Concern (Details)	1 Months Ended	6 Months Ended
	Jul. 27, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)
Liquidity and Going Concern [Line Items]
Financial statements are issued going concern		one	one
Net cash provided by (used in) operating activities		¥ (163,374,972)	$ (1,078,667)	¥ (213,413,362)
Working capital		526,033,325	3,473,084
Cash		701,384,530			$ 4,630,824	¥ 177,886,393	$ 177,886,393
Aggregate gross proceeds			$ 753,802
Initial Public Offering [Member]
Liquidity and Going Concern [Line Items]
Aggregate gross proceeds	$ 6,000,000	¥ 114,170,860